Share-based payments - Disclosure of assumptions used for the measurement of AGAs (Details)	9 Months Ended
Sep. 30, 2025 € / shares
AGA-2025-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)	€ 5.82
FAIR VALUE OF THE AGA (in euro per share)	5.82
AGA-2025-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)	5.82
FAIR VALUE OF THE AGA (in euro per share)	5.82
AGA-2025-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)	5.82
FAIR VALUE OF THE AGA (in euro per share)	5.82
AGA-2025-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)	5.82
FAIR VALUE OF THE AGA (in euro per share)	5.82
AGA-2025-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)	6.17
FAIR VALUE OF THE AGA (in euro per share)	6.17
AGA-2025-6
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)	5.17
FAIR VALUE OF THE AGA (in euro per share)	5.17
AGA-2025-7
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)	61.20
FAIR VALUE OF THE AGA (in euro per share)	€ 61.20